Prepayments And Other Current Assets - Summary of Prepayments And Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred Costs Capitalized Prepaid And Other Assets [Abstract]
Deductible input VAT	¥ 23,232	$ 3,647	¥ 34,157
Prepayments	30,695	4,818	14,773
Deposits	1,874	294	5,258
Interest receivables	111	17	2,016
Employee loan (i)	3,500	549	0
Others	867	135	1,125
Prepayments and other Current Asset	¥ 60,279	$ 9,460	¥ 57,329